Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2023
1
Shares Security Description Value
Common Stock - 97.3%
Canada - 7.4%
38,400 Canadian Tire Corp., Ltd., Class A $ 5,011,179
436,400 Lundin Mining Corp. 2,964,227
88,275 Magna International, Inc. 4,728,248
140,237 Methanex Corp. 6,525,716
141,600 Open Text Corp. 5,461,789
81,232 Toronto-Dominion Bank 4,865,505
29,556,664
Chile - 0.5%
115,000 Antofagasta PLC 2,242,869
China - 1.8%
4,442,000 Weichai Power Co., Ltd. 7,129,925
France - 5.2%
153,100 Cie Generale des Etablissements
Michelin SCA 4,673,109
54,107 IPSOS 3,350,573
88,976 Publicis Groupe SA 6,926,373
49,853 Vinci SA 5,715,812
20,665,867
Germany - 4.6%
238,642 Deutsche Telekom AG 5,784,342
167,400 flatexDEGIRO AG
(a)
1,443,285
27,200 Hannover Rueck SE 5,320,036
16,600 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 5,805,870
18,353,533
Ireland - 2.8%
1,036,300 Greencore Group PLC
(a)
1,038,683
33,900 Jazz Pharmaceuticals PLC
(a)
4,960,587
141,352 Smurfit Kappa Group PLC 5,109,363
11,108,633
Italy - 0.5%
4,371,673 TREVI - Finanziaria Industriale
SpA
(a)
1,872,726
Japan - 6.8%
367,000 Daicel Corp. 2,764,075
7,300 Daito Trust Construction Co., Ltd. 725,189
186,500 Honda Motor Co., Ltd. 4,930,258
166,400 KDDI Corp. 5,129,544
586,500 Marubeni Corp. 7,931,167
62,500 Sony Group Corp. 5,641,593
27,121,826
Netherlands - 1.3%
153,000 Koninklijke Ahold Delhaize NV 5,225,088
Shares Security Description Value
Norway - 3.6%
244,996 DNB Bank ASA $ 4,384,038
329,537 SpareBank 1 SR-Bank ASA 3,808,475
158,654 Sparebanken Vest 1,394,121
116,600 Yara International ASA 5,054,991
14,641,625
Puerto Rico - 1.0%
69,600 Popular, Inc. 3,995,736
Russia - 0.0%
3,148,600 Alrosa PJSC
(a)(b)
406
Singapore - 1.2%
225,050 United Overseas Bank, Ltd. 5,032,678
South Korea - 6.8%
18,600 Hyundai Mobis Co., Ltd. 3,086,070
91,400 Kia Corp. 5,686,830
28,400 LG Electronics, Inc. 2,515,282
456,615 LG Uplus Corp. 3,798,549
104,584 Samsung Electronics Co., Ltd. 5,141,434
97,000 Shinhan Financial Group Co., Ltd. 2,633,906
61,400 SK Hynix, Inc. 4,178,699
27,040,770
Sweden - 2.3%
119,300 Duni AB, Class A
(a)
1,075,873
100,203 Loomis AB 3,427,311
240,300 SKF AB, Class B 4,723,114
9,226,298
Switzerland - 2.5%
26,144 Chubb, Ltd. 5,076,642
54,200 Novartis AG 4,961,792
10,038,434
United Kingdom - 7.2%
348,500 Amcor PLC 3,965,930
147,425 Bellway PLC 4,013,725
272,810 Inchcape PLC 2,606,488
15,513 Linde PLC 5,513,941
243,129 Mondi PLC 3,845,023
59,028 Next PLC 4,785,526
171,300 Nomad Foods, Ltd.
(a)
3,210,162
477,702 Taylor Wimpey PLC 700,964
28,641,759
United States - 41.8%
40,551 AbbVie, Inc. 6,462,613
142,300 Allison Transmission Holdings, Inc. 6,437,652
51,200 Arrow Electronics, Inc.
(a)
6,393,344
110,500 Avnet, Inc. 4,994,600
76,400 Berry Global Group, Inc. 4,499,960
103,900 Brookline Bancorp, Inc. 1,090,950
14,200 Cambridge Bancorp 920,302

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2023
2
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
United States - 41.8% (continued)
45,800 Capital One Financial Corp. $ 4,404,128
54,351 Carter's, Inc. 3,908,924
219,774 Colony Bankcorp, Inc. 2,241,695
59,376 Crocs, Inc.
(a)
7,507,501
66,400 CVS Health Corp. 4,934,184
62,335 Dime Community Bancshares, Inc. 1,416,251
11,100 Elevance Health, Inc. 5,103,891
22,767 General Dynamics Corp. 5,195,657
68,100 Gilead Sciences, Inc. 5,650,257
39,800 Horizon Therapeutics PLC
(a)
4,343,772
49,800 Ingredion, Inc. 5,066,154
108,963 International Bancshares Corp. 4,665,796
40,200 JPMorgan Chase & Co. 5,238,462
25,800 M&T Bank Corp. 3,084,906
42,982 Marathon Petroleum Corp. 5,795,263
19,400 Microsoft Corp. 5,593,020
54,600 MKS Instruments, Inc. 4,838,652
57,176 NextEra Energy, Inc. 4,407,126
52,500 Northern Trust Corp. 4,626,825
227,722 NOV, Inc. 4,215,134
46,600 Premier Financial Corp. 966,018
55,429 Sally Beauty Holdings, Inc.
(a)
863,584
52,100 Science Applications International
Corp. 5,598,666
271,500 SLM Corp. 3,363,885
107,200 The Carlyle Group, Inc. 3,329,632
135,000 The Interpublic Group of Cos., Inc. 5,027,400
81,200 Tyson Foods, Inc., Class A 4,816,784
19,300 United Therapeutics Corp.
(a)
4,322,428
11,668 UnitedHealth Group, Inc. 5,514,180
120,438 Webster Financial Corp. 4,747,666
192,500 Williams Cos., Inc. 5,748,050
167,335,312
Total Common Stock (Cost $317,346,279) 389,230,149
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
10,863 TREVI -
Finanziaria
Industriale
SpA
(a)
(Cost
$1,001,312) $ 1.30 05/05/25 12,617
Shares Security Description Value
Money Market Fund - 2.3%
9,184,351 Northern Institutional
Treasury Portfolio
Premier Shares, 4.51%
(c)
(Cost $9,184,351) $ 9,184,351
Investments, at value - 99.6% (Cost $327,531,942) $ 398,427,117
Other Assets & Liabilities, Net - 0.4% 1,509,673
Net Assets - 100.0% $ 399,936,790
PJSC Public Joint Stock Company
PLC Public Limited Company
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $406 or 0.0% of net assets.
(c) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31, 2023.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2023
3
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Canada $ 29,556,664 $ – $ – $ 29,556,664
Chile 2,242,869 – – 2,242,869
China 7,129,925 – – 7,129,925
France 20,665,867 – – 20,665,867
Germany 18,353,533 – – 18,353,533
Ireland 11,108,633 – – 11,108,633
Italy 1,872,726 – – 1,872,726
Japan 27,121,826 – – 27,121,826
Netherlands 5,225,088 – – 5,225,088
Norway 14,641,625 – – 14,641,625
Puerto Rico 3,995,736 – – 3,995,736
Russia – – 406 406
Singapore 5,032,678 – – 5,032,678
South Korea 27,040,770 – – 27,040,770
Sweden 9,226,298 – – 9,226,298
Switzerland 10,038,434 – – 10,038,434
United Kingdom 28,641,759 – – 28,641,759
United States 167,335,312 – – 167,335,312
Warrants 12,617 – – 12,617
Money Market Fund – 9,184,351 – 9,184,351
Investments at Value $ 389,242,360 $ 9,184,351 $ 406 $ 398,427,117
Common Stock
Balance as of 12/31/22 $ 427
Change in Unrealized Appreciation/(Depreciation) (21)
Balance as of 3/31/23
$ 406
Net change in unrealized depreciation from
investments held as of 3/31/23 $ (21)